SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [Text Block]
7.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 62,500,000 common shares with a par value of $0.0008 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b)	Issued Share Capital

In September 2017, the Company consolidated its outstanding common shares on an eight to one basis. Immediately prior to the consolidation, the Company had 95,253,840 common shares outstanding. Upon effecting the consolidation, the Company had 11,906,742 common shares outstanding. Unless otherwise indicated, all share and stock option numbers have been adjusted to reflect the share consolidation to provide more comparable information.

In November 2017, the Company closed a non-brokered private placement of 10,000,000 units of the Company at a price of Cdn $0.05 per unit for total gross proceeds fo Cdn $500,000. Each such unit was comprised of one common share of the Company and one half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn $0.075 for a period of two years. Directors and officers of the Company purchased 2,500,000 of the said units.

As of December 31, 2017, the Company had outstanding 21,906,742 (December 31, 2016 – 11,906,742) common shares.

c)	Stock-Based Compensation

On December 14, 2011, the Company established a new stock option plan (the “Plan”). In establishing the Plan, the Company’s board of directors also provided that no additional awards will be made under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the Plan shall not exceed 1,375,000 common shares. The exercise price of each stock option granted under the Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On May 23, 2014, 210,000 stock options were granted under the Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.12 (Cdn$1.20) for a period of 5 years. The options vested at a rate of 25% on each six-month anniversary of the grant date.

The following table summarizes the stock option information for the year ended December 31, 2017 and 2016:

				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Closing Balance, December 31, 2015	266,250	3.04	1.36	3.10
Forfeited	(97,500)	5.04	2.16
Closing Balance, September 30, 2016	168,750	1.84	0.88	2.46
Expired	(12,500)	9.92	5.60
Closing Balance, December 31, 2016	156,250	1.20	0.48	2.64
Closing Balance, December 31, 2017	156,250	1.20	0.48	1.39

During the year ended December 31, 2017, the Company recognized as stock-based compensation expense (included in general and administrative expenses) $nil (year ended December 31, 2016 and 2015 – $3,208 and $28,600, respectively). As at December 31, 2017, the unrecognized stock based compensation expense is $nil (December 31, 2016 - $nil).

The Black-Scholes option-pricing model is used to estimate values of all stock options granted based on the following assumptions for the options granted in 2014:

(i)

Risk-free interest rate: 1.57%, which is based on the Bank of Canada benchmark bonds, average yield 5 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii)	Expected volatility: 102.04%, which is based on the Company’s historical stock prices
(iii)	Expected life: 5 years
(iv)	Expected dividends: $Nil

d)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2017, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 5,000,000 common shares of the Company (December 31, 2016 – nil), as set out in the following table:

				Fair Value at
	Number of	Fair value on	Loss on	December 31,
Issue date	warrants	issuance	derivatives	2017
November 13, 2017	5,000,000	$334,109	$33,973	$368,082

(1) The exercise price for the Canadian dollar common share purchase warrants is Cdn $0.075 for one share and converted at day of issue.

As of December 31, 2017, the weighted average fair value per Canadian dollar common share purchase warrants was $0.06.

The Black-Scholes option-pricing model is used to estimate the fair value of the common share purchase warrants using the following assumptions:

(i)	Risk-free interest rate: 1.68%, which is based on the Bank of Canada benchmark bonds with 2 years maturity
(ii)	Expected volatility: 100%, which is based on industry average
(iii)	Expected life: 2 years
(iv)	Expected dividends: $Nil

e)	Loss Per Share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2017, amounting to 13,221,798 common shares (year ended December 31, 2016 and 2015 – 11,906,742 and 11,262,855, respectively). 156,250 stock options (December 31, 2016 – 156,250) and 5,000,000 common share purchase warrants (December 31, 2016 – nil) were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive.